Derivative liabilities (Tables)	9 Months Ended
May 31, 2026
Derivative liabilities
Schedule of assumptions used to determine the fair value of the warrant

	Original			Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Issuance date	$	$	%	%	(years)
June 16, 2023	2,187,000.00	2,246,400.00	75	4.1	3
August 2, 2023	2,187,000.00	2,073,600.00	75	4.8	3
September 20, 2023	2,187,000.00	1,771,200.00	75	4.8	3
January 14, 2025	6,000.00	5,600.00	99	4.4	5.5
December 19, 2025	150.00	100.20	127	3.7	5

		Number of	Weighted average
	Revised	warrants	remaining
	Exercise price	outstanding	contractual life
Issuance date	$	#	(years)
June 16, 2023	567,000.00	3	0.05
August 2, 2023	567,000.00	7	0.17
September 20, 2023	567,000.00	2	0.31
January 14, 2025	6,000.00	593	4.13
December 19, 2025	150.00	40,015	4.56

Schedule of allocating financial instruments into debt hosts and embedded derivatives

The allocation between debt hosts and embedded derivatives at June 20, 2025 is as follows:

	Debt Host	Derivative Liability
	$	$
Initial Convertible Note	3,282,369	2,319,565
Subsequent Convertible Note	695,572	540,026
Real Estate Note	1,376,954	1,168,059
	5,354,895	4,027,650

The allocation between debt hosts and embedded derivatives at August 31, 2025 is as follows:

	Debt Host	Derivative Liability
	$	$
Initial Convertible Note	3,111,810	205,065
Subsequent Convertible Note	653,262	56,261
Real Estate Note	1,283,434	123,012
	5,048,506	384,338

The allocation between debt hosts and embedded derivatives at May 31, 2026 is as follows:

	Debt Host	Derivative Liability
	$	$
Initial Convertible Note	3,229,563	1
Subsequent Convertible Note	821,339	3
Real Estate Note	1,609,019	5
	5,659,921	9

Warrant issued
Derivative liabilities
Schedule of movements in derivative financial liabilities

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Opening balance	125,227	22,655
Additions	2,867,806	2,215,564
Change in estimate of fair value	(2,944,965)	(2,181,781)
Currency translation	(7,417)	68,789
Closing balance	40,651	125,227

Derivative (option) portion
Derivative liabilities
Schedule of movements in derivative financial liabilities

	As at	As at
	May 31, 2026	August 31, 2025
	$	$
Opening balance	384,338	—
Fair value at issuance	—	4,027,650
Revaluation during the period due to partial settlements of underlying convertible note due to related party recorded in contributed surplus	(17,578)	—
Revaluation at the end of the period	(366,751)	(3,643,312)
Closing balance	9	384,338

Series A Convertible Preferred Shares
Derivative liabilities
Schedule of movements in derivative financial liabilities

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Opening balance	—	514,589
Revaluation at the end of the period	—	(901,504)
Accelerated amortization of the deferred loss during the period	—	576,209
Voluntary conversions to Voting Common Shares during the period	—	(100,610)
Forced conversions to Voting Common Shares during the period	—	(71,784)
Currency translation	—	(16,900)
Closing balance	—	—

Series B Convertible Preferred Shares
Derivative liabilities
Schedule of movements in derivative financial liabilities

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Opening balance	673	1,078,936
Revaluation at the end of the period	(664)	(1,482,319)
Accelerated amortization of the deferred loss during the period	—	580,881
Forced conversions to Voting Common Shares during the period	—	(136,298)
Currency translation	(3)	(40,527)
Closing balance	6	673